Shareholders' equity - Underwriter Warrants (Details) - UW Warrants - $ / shares	Feb. 09, 2021	Sep. 30, 2021	Aug. 11, 2021
Class of Warrant or Right [Line Items]
Percentage of ordinary stock issued in the offering covered under warrants issuance	5.00%
Warrants term	5 years
Exercise price of warrants	$ 4.80
Restrictions on exercisability of warrants or rights after the effective date of offering	180 days
Number of shares issued on exercise of warrants			69,276
Number of warrants outstanding		0